Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	295,757,883.29	19,903
Yield Supplement Overcollateralization Amount 03/31/22	6,515,279.35	0
Receivables Balance 03/31/22	302,273,162.64	19,903
Principal Payments	14,939,704.65	697
Defaulted Receivables	210,533.24	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	6,034,768.99	0
Pool Balance at 04/30/22	281,088,155.76	19,197

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.51%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,290,870.07	171
Past Due 61-90 days	799,815.82	38
Past Due 91-120 days	150,236.19	8
Past Due 121+ days	0.00	0
Total	4,240,922.08	217

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.48%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	259,024.31
Aggregate Net Losses/(Gains) - April 2022	(48,491.07)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.19%
Prior Net Losses/(Gains) Ratio	0.40%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	0.21%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.68%
Weighted Average Contract Rate, Yield Adjusted	6.22%
Weighted Average Remaining Term	35.86

Flow of Funds	$ Amount
Collections	16,359,764.78
Investment Earnings on Cash Accounts	792.03
Servicing Fee	(251,894.30)
Transfer to Collection Account	-
Available Funds	16,108,662.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	399,555.89
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	9,270,046.68
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	947,579.09

Total Distributions of Available Funds	16,108,662.51

Servicing Fee	251,894.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	290,358,202.44
Principal Paid	14,669,727.53
Note Balance @ 05/16/22	275,688,474.91

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2a
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2b
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-3
Note Balance @ 04/15/22	161,458,202.44
Principal Paid	14,669,727.53
Note Balance @ 05/16/22	146,788,474.91
Note Factor @ 05/16/22	43.5871589%

Class A-4
Note Balance @ 04/15/22	80,300,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	80,300,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	32,400,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	32,400,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	16,200,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	16,200,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	491,355.89
Total Principal Paid	14,669,727.53
Total Paid	15,161,083.42

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.55414%
Coupon	0.78414%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	263,715.06
Principal Paid	14,669,727.53
Total Paid to A-3 Holders	14,933,442.59

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4561290
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.6180087
Total Distribution Amount	14.0741377

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7830717
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.5600782
Total A-3 Distribution Amount	44.3431499

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	631.92
Noteholders' Principal Distributable Amount	368.08

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	2,699,840.43
Investment Earnings	636.10
Investment Earnings Paid	(636.10)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$790,447.67	$878,455.31	$911,551.01
Number of Extensions	38	42	43
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.27%	0.27%